Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2022
Retained Earnings Disclosure Abstract
Schedule of retained earnings
	Note	December 31, 2021	December 31, 2022
		RMB	RMB

PRC statutory reserves	(i)	258,654,052	258,654,052
PRC surplus reserves	(ii)	164,653,757	169,552,789
Unreserved retained earnings		2,401,027,454	2,530,509,454
Total		2,824,335,263	2,958,716,295

(i)	With effect from July 1, 2012, pursuant to the “Administrative Measures on Accrual of Provisions by Financial Institutions” issued by the MOF in March 2012, the Group is required, in principle, to set aside a general reserve not lower than 1.5% of the ending balance of its gross risk-bearing assets.

(ii)	In accordance with the Company’s PRC subsidiaries’ articles of associate, the subsidiaries are required to appropriate 10% of their net incomes, upon approval by board of directors.